Document and Entity Information	Nov. 28, 2023
Cover [Abstract]
Entity Registrant Name	OPEN TEXT CORP
Amendment Flag	true
Entity Central Index Key	0001002638
Document Type	8-K/A
Document Period End Date	Nov. 28, 2023
Entity Incorporation State Country Code	Z4
Entity File Number	0-27544
Entity Tax Identification Number	98-0154400
Entity Address, Address Line One	275 Frank Tompa Drive
Entity Address, City or Town	Waterloo
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	N2L 0A1
City Area Code	(519)
Local Phone Number	888-7111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	OTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Form 8-K/A”) to our Current Report on Form 8-K filed with the Securities and Exchange Commission on November 28, 2023 (the “Original Form 8-K”) is being filed to amend and restate the Index to Exhibits in Item 9.01 of the Original Form 8-K and to file Exhibit 10.1, which as disclosed in the Original Form 8-K was to be filed with this Form 8-K/A. This Form 8-K/A does not amend or update any other item or disclosure contained in the Original Form 8-K. This Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date, or modify or update disclosures in any way other than as specifically noted above.